Investment Income	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment Income
3.	INVESTMENT INCOME
	Dividends received	0.4	—	—
	Interest received – environmental trust funds	0.6	0.5	1.0
	Interest received – cash balances	6.8	5.1	7.3

	Total investment income	7.8	5.6	8.3